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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4718

                         Van Kampen Tax Free Money Fund
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/07


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Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TAX FREE MONEY FUND
PORTFOLIO OF INVESTMENTS MARCH 31, 2007 (UNAUDITED)

PAR                                                                            CURRENT
AMOUNT                                                           MATURITY      YIELD AT    AMORTIZED
(000)         DESCRIPTION                                        DATE          3-31-07       COST
------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS   98.2%
              7 DAY FLOATERS   86.0%
   $     384  American Pub Energy Agy NE
                 Gas Supply Rev Proj Ser  A                      04/06/07      3.650%     $   384,000
         600  Broward Cnty, FL Ed Fac Auth
                 City Coll Proj (LOC:
                 Citibank)  ..............................       04/06/07      3.650          600,000
         500  Charlotte, NC Ctf Partn
                 Convention Fac Proj Rfdg Ser B...........       04/06/07      3.660          500,000
         300  Colorado Springs, CO Util Rev
                 Sub Lien Impt & Rfdg Ser A...............       04/06/07      3.660          300,000
         660  Convention Ctr Auth RI Rev
                 Rfdg Ser A (MBIA Insd)  .................       04/06/07      3.630          660,000
         695  Derry Twp, PA Indl & Coml Dev
                 Auth Hotel Tax Rev Arena Proj
                 (LOC: PNC Bank) .........................       04/06/07      3.670          695,000
         600  Franklin Cnty, TN Hlth & Ed Fac
                 Univ of the South (LOC:
                 SunTrust Bank) ..........................       04/06/07      3.660          600,000
         600  Fulton Cnty, GA Dev Auth Rev
                 Pace Academy Inc Proj (LOC:
                 Bank of America)  .......................       04/06/07      3.660          600,000
         600  Gibson Cnty, IN Pollutn Ctl Rev
                 Toyota Mtr Mfg Proj Ser A................       04/06/07      3.720          600,000
         420  Illinois Hsg Dev Auth Multi-Family
                 Rev Hsg Vlg Ctr Proj (LOC:
                 Fifth Third Bank) .......................       04/06/07      3.690          420,000
         700  Kent Hosp Fin Auth MI Rev
                 Metro Hosp Proj Rfdg Ser B
                 (LOC: Standard Federal
                 Bank) ...................................       04/06/07      3.700          700,000

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
         600  Maryland St Trans Auth
                 Baltimore/Washington DC Arpt
                 Ser A (LOC: State Street Bank
                 & Trust) ................................       04/06/07      3.600        600,000
         440  Medical Ctr Hosp Auth GA Rev
                 Adj Spring Harbor at Green
                 Island (LOC: Bank of
                 Scotland) ...............................       04/06/07      3.650        440,000
         650  North Carolina Med Care Comm
                 Hlth Sys Rev Mission Saint
                 Josephs Rfdg ............................       04/06/07      3.710        650,000
         600  North Miami, FL Ed Fac Rev
                 Miami Ctry Day Sch Proj (LOC:
                 Bank of America) ........................       04/06/07      3.680        600,000
         200  Oak Forest, IL Rev Weekly
                 Mode-Homewood Pool (LOC:
                 Fifth Third Bank)  ......................       04/06/07      3.690        200,000
         675  Palm Beach Cnty, FL Rev Henry
                 Morrison Flagler Proj (LOC:
                 Northern Trust) .........................       04/06/07      3.660        675,000
         600  Pennsylvania St Tpk Comm Rev
                 Ser A-2 .................................       04/06/07      3.700        600,000
         675  Portland, OR Hsg Auth Rev New
                 Mkt West Proj (LOC: Wells
                 Fargo Bank) .............................       04/06/07      3.650        675,000
         475  Texas St Mobility Fd Ser B..................       04/06/07      3.640        475,000
         400  Utah Cnty, UT Hosp Rev IHC Hlth
                 Svc Inc Ser B  ..........................       04/06/07      3.700        400,000
         600  Washington St Hsg Fin Comm
                 Multi-Family Mtg Rev (LOC:
                 Harris Trust & Savings
                 Bank)  ..................................       04/06/07      3.700        600,000
                                                                                      -------------

              TOTAL 7 DAY FLOATERS ...........................................           11,974,000
                                                                                      -------------



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
              DAILY VARIABLE RATE SECURITIES   12.2%
         500  Alachua Cnty, FL Hlth Fac Auth
                 Rev Var-Shands Teaching
                 Hosp Ser A (LOC:
                 SunTrust Bank)  .........................      04/02/07        3.780            500,000
         400  Bell Cnty, TX Hlth Fac Dev Corp
                 Rev Scott & White Mem Hosp
                 Ser B-2 (MBIA Insd)  ....................      04/02/07        3.770            400,000
         400  Collier Cnty, FL Hlth Fac Auth
                 Hosp Rev Cleveland Clinic
                 Hlth Ser C-1 (LOC: JP
                 Morgan Chase Bank) ......................      04/02/07        3.770            400,000
         400  Pinellas Cnty, FL Hlth Fac Auth
                 Rev Dates Pooled Hosp Ln
                 Pgm Rfdg (AMBAC Insd)  ..................      04/02/07        3.800            400,000
                                                                                           -------------

              TOTAL DAILY VARIABLE RATE SECURITIES (a)...................................      1,700,000
                                                                                           -------------

              TOTAL MUNICIPAL BONDS......................................................     13,674,000
                                                                                           -------------

              CERTIFICATES OF DEPOSIT 2.1%



         300  Kentucky Asset/Liability
               Commission ................................      05/25/07        3.600            300,000
                                                                                           -------------

  TOTAL INVESTMENTS 100.3% (b)...........................................................     13,974,000

  LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%)..........................................        (45,741)
                                                                                           -------------

  NET ASSETS 100.0%......................................................................  $  13,928,259
                                                                                           -------------


Percentages are calculated as a percentage of net assets.

  (a) Security includes a put feature allowing the Fund to periodically put the security back to the issuer at amortized cost on specified dates. The interest rate shown represents the current interest rate earned by the Fund based on the most recent reset date. The maturity date shown represents the next reset date.
  (b) At March 31, 2007, cost is identical for both book and federal income tax purposes.


  AMBAC    - AMBAC Indemnity Corp.
  LOC      - Letter of Credit
  MBIA     - Municipal Bond Investors Assurance Corp.

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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax Free Money Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 22, 2007